UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA         August 15, 2011
------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                     95
                                                    ------------------

Form 13F Information Table Value Total:              $ 439,630
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    19104   201418 SH       Sole                   200818               600
ALLSTATE CORP.                 COM              020021010      214     7000 SH       Sole                     7000
ALTRIA GROUP INC.              COM              02209S103      678    25656 SH       Sole                    24656              1000
APPLE INC                      COM              037833100     2187     6516 SH       Sole                     6516
ASCENT MEDIA CORP              COM              043632108    10595   200018 SH       Sole                   200018
AT&T CORP.                     COM              001957109      626    19926 SH       Sole                    19926
AUTHENTIDATE HLDG CORP COM     COM              052666104       24    20000 SH       Sole                    20000
BERKSHIRE HATHAWAY CL A        COM              084670108      697        6 SH       Sole                        6
BERKSHIRE HATHAWAY CL B        COM              084670702     8155   105375 SH       Sole                   105225               150
BP PLC - SPONS ADR             COM              056622104      300     6766 SH       Sole                     6766
BRISTOL-MYERS                  COM              110122108      683    23600 SH       Sole                    23600
BROCADE COMM.                  COM              111621306     7713  1194000 SH       Sole                  1194000
CHEVRON CORP                   COM              166764100     7219    70199 SH       Sole                    69649               550
CISCO SYSTEMS                  COM              17275R102     3350   214610 SH       Sole                   214010               600
CNO FINL.GROUP                 COM              12621e103    26556  3357250 SH       Sole                  3356250              1000
COCA COLA CO                   COM              191216100     6071    90215 SH       Sole                    89315               900
CONOCOPHILLIPS                 COM              20825C104     1529    20330 SH       Sole                    20330
CVS CORP.                      COM              126650100    13634   362807 SH       Sole                   362807
DISCOVER COMM  C               COM              25470F302    13674   374124 SH       Sole                   374124
DU PONT                        COM              163534109      627    11600 SH       Sole                    11600
EMC CORP./MASS                 COM              268648102      551    20000 SH       Sole                    20000
EXXON MOBIL                    COM              30231G102     2322    28534 SH       Sole                    28534
FEDERATED INVESTORS            COM              314211103      654    27447 SH       Sole                    27447
FORTUNE BRANDS                 COM              349631101    17504   274490 SH       Sole                   274490
GENERAL ELECTRIC               COM              369604103      518    27471 SH       Sole                    27471
GOOGLE INC                     COM              38259P508      880     1737 SH       Sole                     1737
GRUBB & ELLIS                  COM              400095204        3    10000 SH       Sole                    10000
HALLMARK FINANCIAL SERVICES    COM              40624q203     6074   771800 SH       Sole                   771800
HARMAN INTL.                   COM              413086109    17235   378200 SH       Sole                   378200
HOME DEPOT INC.                COM              437076102      202     5575 SH       Sole                     5575
INTEL CORP                     COM              458140100     5008   225990 SH       Sole                   223990              2000
INTELLIPHARMACEUTICS I COM     COM              458173101       40    10000 SH       Sole                    10000
INTL. BUS. MACHINES            COM              459200101      240     1397 SH       Sole                     1397
ITT INDUSTRIES                 COM              450911102     9986   169450 SH       Sole                   169450
J.P. MORGAN CHASE              COM              46625H100     7857   191916 SH       Sole                   190416              1500
JOHNSON & JOHNSON              COM              478160104     5530    83127 SH       Sole                    83127
KRAFT FOODS                    COM              50075N104      261     7404 SH       Sole                     7404
LIBERTY MEDIA-INTERACTIVE      COM              53071M104     7143   425925 SH       Sole                   425925
MCDONALD'S CORP.               COM              580135101      390     4624 SH       Sole                     4624
MERCATOR MINERALS LTD F        COM              587582107       44    15000 SH       Sole                    15000
MERITOR SAVINGS BANK           COM              590007100     4522  1059001 SH       Sole                  1059001
MICROSOFT CORP                 COM              594918104    14196   545988 SH       Sole                   545988
NETFLIX INC.                   COM              64110L106      447     1700 SH       Sole                     1700
NORWOOD RES.                   COM              669958100        0    10000 SH       Sole                    10000
OMNICARE INC                   COM              681904108    13489   423000 SH       Sole                   423000
PACIFIC RIM MINING             COM              694915208       15    83000 SH       Sole                    83000
PAR PHARM.                     COM              69888P106     1154    35000 SH       Sole                    35000
PFIZER INC                     COM              717081103    12199   592181 SH       Sole                   588981              3200
PHILIP MORRIS INTl.            COM              718172109    13764   206138 SH       Sole                   204938              1200
PINNACLE WEST                  COM              723484101      531    11900 SH       Sole                    10400              1500
PNC BANK CORP.                 COM              693475105      345     5790 SH       Sole                     5790
PROCTER & GAMBLE               COM              742718109      349     5483 SH       Sole                     5483
QUALCOMM INC.                  COM              747525103    18530   326296 SH       Sole                   325296              1000
ROYAL DUTCH SHELL              COM              780259206     1295    18207 SH       Sole                    18207
SATCON TECH                    COM              803893106      119    50000 SH       Sole                    50000
TOYOTA MOTOR                   COM              892331307      332     4031 SH       Sole                     4031
TRANS ENERGY INC               COM              89323B306       51    21450 SH       Sole                    21450
TYCO INTL.                     COM              G9143X208    25572   517346 SH       Sole                   515346              2000
UCBI                           COM              90984p303     1271   120357 SH       Sole                   120357
UNITED BANKSHARES              COM              909907107     1426    58249 SH       Sole                    58249
USG Corp                       COM              903293405     3614   252000 SH       Sole                   252000
VANTAGE DRILLING COMPA ORD SHS COM              G93205113       64    35000 SH       Sole                    35000
VERIZON COMM.                  COM              92343V104     8154   219019 SH       Sole                   219019
YPF S.A. - ADR                 COM              984245100      901    20000 SH       Sole                    20000
ZIMMER HOLDINGS                COM              98956P102    12702   200985 SH       Sole                   200985
GENERAL MOTORS 4.75% 12/1/13   COM              37045v209     9614   197250 SH       Sole                   195750              1500
ISHARES SILVER TRUST           MUTUAL           46428Q109      203     6000 SH       Sole                     6000
ISHARES TR S&P MIDCAP 400      MUTUAL           464287507      293     3000 SH       Sole                     3000
MARKET VECTORS GOLD MINERS     MUTUAL           57060U100     2113    38700 SH       Sole                    38700
SPDR DOW JONES IND AVG ETF     MUTUAL           252787106      211     1700 SH       Sole                     1700
SPDR-HEALTHCARE                MUTUAL           81369Y209     2238    63000 SH       Sole                    63000
SPDR-UTILITIES                 MUTUAL           81369Y886      536    16000 SH       Sole                    16000
WISDOMTREE LARGECAP DIV        MUTUAL           97717W307     1157    23580 SH       Sole                    23580
iSHARES DIVIDEND               MUTUAL           464287168      344     6500 SH       Sole                     5000              1500
iSHARES PREFERRED STOCK INDEX  MUTUAL           464288687      405    10200 SH       Sole                    10200
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    42529   698576 SH       Sole                   695176              3400
iSHARES RUSSELL 1000 VALUE     MUTUAL           464287598      405     5927 SH       Sole                     5927
ISHARES EAFE GROWTH INDEX      COM              464288885     1518    24066 SH       Sole                    24066
MARKET VECTORS VIETNAM ETF     COM              57060U761      229    11000 SH       Sole                    11000
SPDR S&P INTL. DIVIDEND        COM              78463X772     1965    33285 SH       Sole                    33285
ISHARES COMEX GOLD TRUST       COM              464285105      791    54005 SH       Sole                    54005
REDWOOD TRUST                  COM              758075402      257    17000 SH       Sole                    17000
SPDR GOLD TRUST                COM              78463v107     8404    57560 SH       Sole                    57060               500
EATON VANCE LIMITED DURATION   BOND             27828H105      189    11500 SH       Sole                    11500
ISHARES BARCLAYS 1-3 YR TREAS  BOND             464287457      468     5550 SH       Sole                     5550
SPDR BRCLYS CAPITAL HI YLD     BOND             78464A417      229     5700 SH       Sole                     5700
SPDR SHORT-TERM CORPORATE BOND BOND             78464A474     2793    91463 SH       Sole                    91463
iSHARES AGGREG. INDEX          BOND             464287226     9061    84945 SH       Sole                    83945              1000
iSHARES BARCLAYS 1-3 YR CREDIT BOND             464288646     2222    21175 SH       Sole                    21175
iSHARES BARCLAYS TIPS          BOND             464287176      221     2000 SH       Sole                     2000
BLACKROCK MUNIYIELD INV FUND   TAX-FREE         09254R104      455    34000 SH       Sole                    34000
NUVEEN PA.PREM. INCOME         TAX-FREE         67061F101      908    70645 SH       Sole                    70645
SPDR SHORT TERM MUNICIPAL      TAX-FREE         78464A425     7960   328400 SH       Sole                   328400
VAN KAMPEN PA. VALUE           TAX-FREE         92112T108      141    11000 SH       Sole                    11000
iSHARES NATIONAL AMT-FREE MUNI TAX-FREE         464288414      652     6300 SH       Sole                     6300